Legal Proceedings (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Jun. 19, 2017	Apr. 01, 2016
Voting Right Increase	1200:1
Damages sought	$ 10,000,000
Paid to Grisaffi	3,500,000
Money spent by LSW	$ 6,500,000
Judgment against Grisaffi		$ 3,500,000
Date Employment Agreement voided by court		Apr. 01, 2013
Preferred Stock Issued Voided		$ 1,000,000
Convertible Promissory Note Voided			$ 200,150	$ 184,300
Plaintiff seeking in damages		21,000
Lily Li
Preferred Stock Issued Voided		10,000,000
Epic One Group
Preferred Stock Issued Voided		11,000,000
LSW Holdings, LLC
Preferred Stock Issued Voided		$ 1,000,000